Research and Development Collaboration and License Agreements	9 Months Ended
Sep. 30, 2012
Research and Development Collaboration and License Agreements

5. Research and Development Collaboration and License Agreements

The following table presents a summary of revenue from significant collaboration partners as a percentage of the Company’s contract revenue:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Sanofi	—%	100%	100%	100%	100%
Novartis	49%	—%	—%	—%	—%
Other	51%	—%	—%	—%	—%

Sanofi

In January 2010, the Company and Sanofi entered into an agreement for the development and commercialization of KB001-A, an investigational new biologic for the treatment and prevention of Pseudomonas aeruginosa (Pa) infections (the Sanofi agreement). Under the terms of the Sanofi agreement, the Company received an initial upfront non-refundable payment of $35 million and received an additional non-refundable payment of $5 million that represented a second installment of the upfront fees due to the Company under the agreement upon completion of a sublicense negotiation with a third party in August 2011. The Company may also receive development, regulatory and commercial contingent payments for a potential further $250 million, as well as royalties on eventual product sales, if any. These contingent payments do not meet the definition of milestones since they are based solely on Sanofi’s performance and therefore, the milestone method will not be applied to these payments. Sanofi is solely responsible for conducting, at its cost, the research, development, manufacture, and commercialization of the licensed products for the diagnosis, treatment and/or prevention of all human diseases and conditions caused by Pa, except that the Company retains responsibility, at the Company’s cost, for developing and promoting the products for the diagnosis, treatment and/or prevention of Pa in patients with CF or bronchiectasis. Sanofi has an option to obtain rights to participate in the development and promotion of KB001-A and other licensed products for the diagnosis, treatment and/or prevention of Pa in patients with CF or bronchiectasis on pre-negotiated terms, either outside of the U.S. or worldwide, at any time up to 90 days after the delivery by the Company to Sanofi of the final clinical study report from the Company’s Phase 2 clinical trial of KB001-A in Pa-infected patients with CF. The agreement will remain in effect until all payment obligations under the agreement end. Sanofi may terminate the agreement for convenience, and either Sanofi or the Company may terminate the agreement for material breach of the agreement by the other party. In the event Sanofi terminates the agreement for convenience or the Company terminates due to Sanofi’s material breach, worldwide rights to develop, manufacture and commercialize licensed products would revert back to the Company, and Sanofi would grant to the Company a license to allow it to develop, manufacture, and commercialize licensed products worldwide, subject to commercially reasonable financial terms to be negotiated by the parties after such termination. In the event that the Company materially breaches the agreement, Sanofi may terminate the agreement or, rather than terminate the agreement, opt to deduct any damages awarded for the Company’s breach against future contingent payments and royalties otherwise payable by Sanofi under the agreement. The upfront payment of $40 million is being recognized over the estimated period of the Company’s substantive performance obligations under the agreement. For the years ended December 31, 2010 and 2011, the Company estimated that substantive performance obligations under the agreement would be completed by March 31, 2012. During the three-month period ended March 31, 2012, the Company and Sanofi agreed to amend the 2010 agreement as Sanofi requested that the Company perform additional services. Therefore, in the three-month period ended March 31, 2012, the Company revised its estimate to reflect that the substantive performance obligations under the agreement were expected to be completed by June 30, 2012. The substantive performance obligations under the agreement were completed by June 30, 2012.

Under the terms of the Sanofi agreement, the Company receives specified research and development funding for services performed in connection with KB001-A research and development efforts. Reimbursements received by the Company for these services are recorded as contract revenue when earned as the related services are provided.

Revenue recognized under the Sanofi agreement was as follows:

	Years Ended December 31,		Nine Months Ended September 30,
(in thousands)	2010	2011	2011	2012
			(unaudited)
Contract revenue:
Amortization of upfront fees	$15,393	$18,977	$13,285	$5,630
Reimbursement for development-related activities	2,319	1,278	1,101	450

Total contract revenue	$17,712	$20,255	$14,386	$6,080

Novartis

In August 2005, the Company, Novartis and Novartis Institute for Functional Genomics Inc., dba, the Genomics Institute of the Novartis Research Foundation (GNF) entered into a three-year collaboration agreement for the discovery and development of antibodies for GNF (the collaboration agreement). GNF paid the Company setup fees for each antibody project. The Company deferred the setup fees and recognized the fees over the period required for the Company to fulfill all of its obligations with respect to the delivery of the antibodies. The setup fees were recognized as revenue on a straight-line basis, consistent with the level of effort, over the period of performance, which was the initial research collaboration term of three years. For the year ended December 31, 2009, the Company recognized contract revenue of $0.3 million related to the setup fees. No contract revenue was recognized in periods subsequent to December 31, 2009 related to this arrangement.

If GNF elects to continue the development of an antibody resulting from the collaboration, GNF or Novartis may be required to pay the Company contingent payments and royalties. No contingent or royalty payments have been received to date.

Other Research and Development Collaborations

The Company has research and development collaboration agreements with other development partners wherein the Company receives reimbursement of research and development expenses, potentially followed by success fees, contingent payments and royalties. For the year ended December 31, 2009, the Company recognized contract revenue of $0.3 million related to a contingent payment. No contract revenue was recognized in periods subsequent to December 31, 2009 related to these agreements.